Label	Element	Value
Pacer Swan SOS Moderate (January) ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $5.28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.20%
Pacer Swan SOS Moderate (January) ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.36 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Pacer Swan SOS Moderate (January) ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $404.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Pacer Swan SOS Moderate (January) ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $540.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.40%)
Pacer Swan SOS Moderate (January) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.60%
Pacer Swan SOS Moderate (January) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.60%)
Pacer Swan SOS Moderate (January) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%